Taxation - Summary of Tax Effects of Components of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Before tax
Equity instruments at fair value through other comprehensive income	€ 31		€ 178
Cash flow hedges	(121)		291
Remeasurement of defined benefit pension plans	(537)		2,405	€ 250
Currency retranslation gains/(losses)	547		1,237
Other comprehensive income	(80)		4,111
Tax (charge)/credit
Equity instruments at fair value through other comprehensive income	5		(12)
Cash flow hedges	30		(12)
Remeasurement of defined benefit pension plans	64		(671)
Currency retranslation gains/(losses)	67		(60)
Other comprehensive income	166		(755)
After tax
Equity instruments at fair value through other comprehensive income	36		166	78
Cash flow hedges	(91)		279	60
Remeasurement of defined benefit pension plans	(473)		1,734	215
Currency retranslation gains/(losses)	614	[1]	1,177	€ (2,590)
Other comprehensive income	€ 86		€ 3,356

[1]	Includes a hyperinflation adjustment of €514 million in relation to Argentina and Turkey.